Leuthold Grizzly Short Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 59.76%
Money Market Funds - 59.76%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.985% (a)(b)	68,526,652	$68,526,652

TOTAL SHORT-TERM INVESTMENTS (Cost $68,526,652)		$68,526,652
	Principal Amount
UNITED STATES TREASURY OBLIGATIONS - 17.17%
United States Treasury Bill
5.243%, 10/17/2023 (c)(d)	$20,000,000	$19,693,115

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $19,690,400)		$19,693,115

Total Investments (Cost $88,217,052) - 76.93%		$88,219,767
Other Assets in Excess of Liabilities - 23.07%		26,449,548
TOTAL NET ASSETS - 100.00%		$114,669,315

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.
(c)	Rate represents the annualized effective yield to maturity from the purchase price.
(d)	Zero coupon security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2023 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 78.48%
Aerospace & Defense - 2.28%
Kratos Defense & Security Solutions, Inc.	50,219	$720,140
L3Harris Technologies, Inc.	5,954	1,165,615
Leonardo DRS, Inc.	42,164	731,124
		2,616,879
Air Freight & Logistics - 0.76%
GXO Logistics, Inc.	13,808	867,419

Automobile Components - 1.57%
Dorman Products, Inc.	7,818	616,293
Gentherm, Inc.	10,271	580,414
The Goodyear Tire & Rubber Co.	43,973	601,551
		1,798,258
Automobiles - 1.31%
Tesla, Inc.	5,724	1,498,371

Banks - 1.76%
First Financial Bankshares, Inc.	22,931	653,304
Home BancShares Inc/AR	31,032	707,530
Seacoast Banking Corp of Florida	29,964	662,204
		2,023,038
Beverages - 1.14%
Constellation Brands, Inc. - Class 1	5,328	1,311,381

Broadline Retail - 2.48%
Amazon.com, Inc.	11,333	1,477,370
Coupang, Inc. - Class A	78,283	1,362,124
		2,839,494
Building Products - 1.23%
Trex Co., Inc.	11,942	782,918
Zurn Elkay Water Solutions Corp.	23,361	628,177
		1,411,095
Capital Markets - 7.84%
Blackstone, Inc.	14,629	1,360,058
Blue Owl Capital, Inc. - Class A	52,088	606,825
Brookfield Corp. - Class A (b)	47,343	1,593,092
Cohen & Steers, Inc.	10,966	635,919
Intercontinental Exchange, Inc.	14,554	1,645,766
KKR & Co., Inc.	22,512	1,260,672
PJT Partners, Inc. - Class A	8,974	624,950
The Charles Schwab Corp.	22,293	1,263,567
		8,990,849
Chemicals - 4.39%
Albemarle Corp.	5,873	1,310,208
Avient Corp.	15,079	616,731
Diversey Holdings, Ltd.	86,809	728,327
Ecolab, Inc.	5,621	1,049,384
International Flavors & Fragrances, Inc.	8,991	715,594
Stepan Co.	6,453	616,649
		5,036,893
Commercial Services & Supplies - 0.55%
Driven Brands Holdings, Inc.	23,425	633,881

Consumer Staples Distribution - 1.06%
Sysco Corp.	16,387	1,215,915

Containers & Packaging - 1.89%
Ball Corp.	25,738	1,498,209
Crown Holdings, Inc.	7,647	664,295
		2,162,504
Diversified Consumer Services - 0.99%
Coursera, Inc.	30,837	401,498
Mister Car Wash, Inc.	76,107	734,432
		1,135,930
Electrical Equipment - 0.94%
Ballard Power Systems, Inc. (b)	109,900	479,164
Vicor Corp.	11,186	604,044
		1,083,208
Electronic Equipment, Instruments & Components - 1.70%
Coherent Corp.	11,310	576,584
Zebra Technologies Corp.	4,645	1,374,130
		1,950,714
Energy Equipment & Services - 0.54%
Helmerich & Payne, Inc.	17,333	614,455

Entertainment - 1.35%
Take-Two Interactive Software, Inc.	10,489	1,543,561

Financial Services - 0.53%
Jack Henry & Associates, Inc.	3,648	610,420

Food Products - 1.78%
J & J Snack Foods Corp.	4,610	730,040
McCormick & Co., Inc.	15,002	1,308,624
		2,038,664
Health Care Equipment & Supplies - 3.13%
Neogen Corp.	27,840	605,520
ResMed, Inc.	7,360	1,608,160
STERIS PLC - ADR	6,103	1,373,053
		3,586,733
Health Care Providers & Services - 1.25%
Guardant Health, Inc.	16,200	579,960
R1 RCM, Inc.	46,350	855,158
		1,435,118
Health Care Technology - 1.01%
Veeva Systems, Inc. - Class A	5,856	1,157,907

Hotels, Restaurants & Leisure - 1.46%
Caesars Entertainment, Inc.	16,449	838,405
Norwegian Cruise Line Holdings, Ltd.	38,628	840,932
		1,679,337
Household Durables - 1.17%
Newell Brands, Inc.	73,202	636,857
Sonos, Inc.	42,876	700,165
		1,337,022
Household Products - 0.57%
WD-40 Co.	3,473	655,181

Insurance - 1.54%
Cincinnati Financial Corp.	12,243	1,191,489
Palomar Holdings, Inc.	9,993	579,993
		1,771,482
IT Services - 0.53%
Globant SA	3,400	611,048

Leisure Products - 1.69%
Hasbro, Inc.	10,696	692,780
Mattel, Inc.	33,678	658,068
Topgolf Callaway Brands Corp.	29,384	583,272
		1,934,120
Life Sciences Tools & Services - 1.06%
Bio-Techne Corp.	7,481	610,674
Illumina, Inc.	3,198	599,593
		1,210,267
Machinery - 1.20%
Kornit Digital, Ltd. (b)	20,976	616,065
Stanley Black & Decker, Inc.	8,107	759,707
		1,375,772
Metals & Mining - 1.49%
Alcoa Corp.	13,544	459,548
Compass Minerals International, Inc.	17,792	604,928
Royal Gold, Inc.	5,649	648,392
		1,712,868
Multi-Utilities - 2.03%
CMS Energy Corp.	20,012	1,175,705
Dominion Energy, Inc.	22,253	1,152,483
		2,328,188
Oil, Gas & Consumable Fuels - 2.33%
Cameco Corp. (b)	28,115	880,843
Cenovus Energy, Inc. (b)	72,720	1,234,786
New Fortress Energy, Inc.	20,609	551,909
		2,667,538
Passenger Airlines - 2.53%
Alaska Air Group, Inc.	15,054	800,572
Allegiant Travel Co.	6,413	809,834
Southwest Airlines Co.	35,763	1,294,978
		2,905,384
Personal Care Products - 0.88%
The Estee Lauder Companies, Inc. - Class A	5,133	1,008,019

Professional Services - 4.45%
Broadridge Financial Solutions, Inc.	8,331	1,379,863
Dun & Bradstreet Holdings, Inc.	53,391	617,734
Equifax, Inc.	5,104	1,200,971
Planet Labs PBC - Class A	141,162	454,542
TransUnion	18,464	1,446,285
		5,099,395
Real Estate Investment Trusts (REITs) - 2.68%
Rayonier, Inc.	19,297	605,926
Rexford Industrial Realty, Inc.	10,047	524,654
Safehold, Inc.	19,107	453,409
Welltower, Inc.	18,349	1,484,251
		3,068,240
Real Estate Management & Development - 0.70%
DigitalBridge Group, Inc. - Class A	54,502	801,724

Semiconductors & Semiconductor Equipment - 2.85%
Advanced Micro Devices, Inc.	10,082	1,148,441
Entegris, Inc.	7,722	855,752
Monolithic Power Systems, Inc.	2,334	1,260,897
		3,265,090
Software - 4.62%
Atlassian Corp. - Class A	7,337	1,231,222
Crowdstrike Holdings, Inc. - Class A	10,375	1,523,776
Datadog, Inc. - Class A	7,808	768,151
Guidewire Software, Inc.	5,334	405,811
Zscaler, Inc.	9,330	1,364,979
		5,293,939

Specialty Retail - 1.04%
Boot Barn Holdings, Inc.	7,386	625,520
National Vision Holdings, Inc.	23,448	569,552
		1,195,072
Technology Hardware, Storage & Peripherals - 0.53%
Western Digital Corp.	16,156	612,797

Textiles, Apparel & Luxury Goods - 0.51%
Wolverine World Wide, Inc.	40,034	588,099

Water Utilities - 1.14%
American Water Works Co., Inc.	9,129	1,303,165

TOTAL COMMON STOCKS (Proceeds $89,181,568)		$89,986,434

INVESTMENT COMPANIES - 22.19%
Exchange Traded Funds - 22.19%
Consumer Staples Select Sector SPDR Fund	62,781	$4,656,467
Financial Select Sector SPDR Fund	113,075	3,811,758
Invesco QQQ Trust Series 1	13,791	5,094,671
iShares Expanded Tech-Software Sector ETF	6,694	2,315,522
Real Estate Select Sector SPDR Fund	100,025	3,769,942
SPDR S&P 500 ETF Trust	4,828	2,140,156
Utilities Select Sector SPDR Fund	55,961	3,662,088

TOTAL INVESTMENT COMPANIES (Proceeds $25,071,954)		$25,450,604

TOTAL SECURITIES SOLD SHORT
(Proceeds $114,253,521) - 100.67%		$115,437,038

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Leuthold Grizzly Short Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$68,526,652	$–	$–	$68,526,652
US Treasury Bill	–	19,693,115	–	$19,693,115
Total Investments in Securities	$68,526,652	$19,693,115	$–	$88,219,767

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$89,986,434	$–	$–	$89,986,434
Exchange Traded Funds	25,450,604	–	–	25,450,604
Total Securities Sold Short	$115,437,038	$–	$–	$115,437,038